SHARE BASED PAYMENT	12 Months Ended
Dec. 31, 2011
Employee Service Share Based Compensation Aggregate Disclosures [Abstract]
SHARE BASED PAYMENT

NOTE 39: SHARE BASED PAYMENT

At the General Meeting held on June 22, 2005, a stock option program was approved for the executive directors, executive management and personnel of the Group (Program A). The maximum number of new ordinary shares to be issued under Program A was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program A was set to last for five years and expired in 2010. Under the terms of Program A, the exercise price range was between EUR 5.0 and 70% of the average market price for the ordinary shares over a period starting on January 1 of the financial year during which such rights were granted until and including the first exercise date.

At the repeat General Meeting held on June 1, 2006, a new Group-wide stock option program was approved for the Bank's executive directors, executive management and personnel of the Group (Program B). The maximum number of new ordinary shares to be issued under Program B was set at 2.5 million and adjusted to 3.5 million as a consequence of the four to ten share capital increase in 2006. Program B was set to last five years and expired in 2011. Under the terms of Program B, the exercise price range was between EUR 5.0 and 70% of the average market price for the ordinary shares over a period starting on June 2, 2006 until the date at which such rights were first exercised.

At the repeat General Meeting held on June 28, 2007, the shareholders of the Bank approved a new Group-wide stock option program for the Bank's executive directors, executive management and personnel of the Group (Program C). Program C is set to last eight years and expires in 2015. The stock options were to be granted up until 2010. The maximum number of new ordinary shares to be issued under Program C was originally set at 12.0 million and adjusted to approximately 12.5 million as a consequence of four for every hundred shares held issue as stock dividend, in accordance with the resolution passed at the repeat General Meeting held on May 15, 2008. The maximum number of options that could have been granted per year could not exceed 1% of the total number of ordinary shares outstanding. The strike price should be within the range of EUR 5.0 to 85% of the average market price of the ordinary shares within the time period from January 1 of the year the options are granted until October 31 of that same year. No stock options have been granted under this program.

The total number of share options granted, exercised and cancelled per Program, are analyzed as follows:

		Program A 1st Grant	Program A 2nd Grant	Program B
Total Shares options granted per Program		2,992,620	496,500	3,014,100
Adjustments due to share capital increases		120,315	35,632	162,720
Number of share options exercised		(1,426,883)	(53,475)	(798,590)
Number of share options cancelled		(1,686,052)	(478,657)	(2,378,230)

At December 10, 2010 the outstanding options of Program A 1st and 2nd grant expired. All outstanding options of Program B would have been exercised between June 1, 2011 and June 10, 2011. After June 10, 2011, the unexercised options expired. Details of the share options outstanding during the period to December 31, 2011 and December 31, 2010 are as follows:

Stock options	Balance		Weighted
		Weighted	average
		average	remaining	Aggregate
		exercise	contractual	Intrinsic
		price	term	value
		(EUR)		(EUR)
Outstanding at January 1, 2011	1,998,496	20.45	-	-
Expired during the year	(1,998,496)	20.45	-	-

The weighted average remaining contractual term of options outstanding is 0.5 and NIL years for 2010 and 2011 respectively.

No new options were granted in 2010 or 2011. The total fair value of options vested during 2010 and 2011 was EUR 4,814 thousand and EUR NIL.

The total expense recognized during 2009, 2010 and 2011 amounted to, EUR 8.3 million, EUR 10.5 million and EUR NIL respectively.

On May 25, 2007, the Annual General Meeting of the Shareholders of the Bank approved the distribution to the staff of 350,000 bonus shares to derive from the Bank's share capital increase by EUR 1,750 thousand through capitalization of profits. For a period of three years following their issuance (up to October 6, 2010), such new ordinary shares may be transferred only pursuant to approval granted at the General Meeting. The total expense recognized during 2009, 2010 and 2011 amounted to EUR 4,433 thousand, EUR 1,847 thousand and EUR NIL respectively.